Borrowings and lease liabilities - Reconciliation of lease liabilities (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Reconciliation of lease liabilities
Opening balance	$ 214	$ 141	$ 141
Lease liabilities recognised	30		160
Repayment of lease liabilities	(45)	(46)	(92)
Finance costs paid on lease liabilities	(9)	(8)	(17)
Interest charged to the income statement	9	$ 8	18
Disposal of subsidiary	0		(6)
Translation	8		10
Closing balance	207		214
Lease liabilities
Non-current	156		155
Current	51		59
Total	$ 207		$ 214